SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of segments abstract [Abstract]
SEGMENT INFORMATION
30	SEGMENT INFORMATION

The information reported to the Group’s chief operating decision maker, who are directors of the Group, for the purpose of resource allocation and assessment of segment performance is provided based on the 3 operating segments within the Group, which are also reportable segments of the Group:

The Group operates a diversified fleet of owned and long-term chartered vessels across the world. The Group operates the drybulk business with a focus on the categories of vessels – namely Handysize and Supramax/Ultramax, with all others businesses categorized as Others. Accordingly, the reportable segments are: Handysize; Supramax/Ultramax and Others.

The reportable segments of the Group have been identified on a primary basis by the business segment which is representative of the internal reporting used for management purposes, including the chief operating decision maker, as well as the source and nature of business risks and returns.

Joint-ventures financial information are included within the segment information on a proportionate consolidation basis as the Group’s chief operating decision maker reviews them together with the entities of the Group. Accordingly, joint-ventures’ proportionate financial information are adjusted out to reconcile to the consolidated financial statements in the ‘Adjustments’ column.

Segment profit (i.e. Gross profit (loss)) represents the profit earned by each segment without allocation of central administration costs and directors’ salaries. This is the measure reported to the Group’s chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Group activities that do not relate to the above segments are accumulated in the ‘Unallocated’ segment financial information. Revenue reported in the segments represents revenue generated from external customers. There were no inter-segment sales in 2023, 2022 and 2021.

For the purpose of monitoring segment performance and allocating resources between segments, the chief operating decision maker monitors the tangible, intangible and financial assets at the consolidated Group level.

It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.

For the years ended 31 December 2023, 2022 and 2021, no customers accounted for 10% or more of the Group’s drybulk business revenue within the Handysize and Supramax/Ultramax segments.

The accounting policies of the segments are the same as the Group’s accounting policies as described in Note 2 and throughout the notes.

The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment

2023

	Drybulk Carrier Business		Other	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax			Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	87,918	138,128	-	226,046	-	226,046	-	226,046
Ship sale revenue	63,760	94,345	-	158,105	-	158,105	-	158,105
Other	90	27	2,828	2,945	-	2,945	-	2,945
Total revenue	151,768	232,500	2,828	387,096	-	387,096	-	387,096

Voyage expenses	(25,355)	(49,259)	-	(74,614)	-	(74,614)	-	(74,614)
Vessel operating costs	(28,788)	(16,921)	2,708	(43,001)	-	(43,001)	-	(43,001)
Charter hire costs	(13,334)	(13,618)	-	(26,952)	-	(26,952)	-	(26,952)
Depreciation of ships, drydocking and plant and equipment– owned assets	(14,076)	(10,748)	-	(24,824)	-	(24,824)	-	(24,824)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(30,329)	-	(30,343)	-	(30,343)	-	(30,343)
Cost of ship sale	(60,582)	(87,168)	310	(147,440)	-	(147,440)	-	(147,440)
Other	(373)	(182)	-	(555)	-	(555)	-	(555)
Costs of sales	(142,522)	(208,225)	3,018	(347,728)	-	(347,728)	-	(347,728)

Gross profit	9,246	24,275	5,846	39,368	-	39,368	-	39,368

Operating (loss) profit	(2,035)	14,550	(117)	12,398	(7,036)	5,362	-	5,362
Interest income	1,373	1,413	6	2,792	6	2,798	-	2,798
Interest expense	(6,416)	(10,682)	(1)	(17,099)	-	(17,099)	-	(17,099)
Income tax (expense) benefit	(192)	(203)	9	(386)	(297)	(683)	-	(683)
(Loss) profit for the period	(7,270)	5,078	(103)	(2,295)	(7,327)	(9,622)	-	(9,622)

(Reversal of) impairment loss on ships and assets under construction	1,849	(159)	-	1,690	-	1,690	-	1,690
Capital expenditure	37,472	837	419	38,728	-	38,728	-	38,728

2022

	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	159,524	268,352	2,082	429,958	-	429,958	-	429,958
Ship sale revenue	-	-	29,981	29,981	-	29,981	-	29,981
Other	410	111	-	521	-	521	-	521
Total revenue	159,934	268,463	32,063	460,460	-	460,460	-	460,460

Voyage expenses	(30,683)	(60,420)	(1)	(91,104)	-	(91,104)	-	(91,104)
Vessel operating costs	(31,625)	(18,249)	2,973	(46,901)	-	(46,901)	-	(46,901)
Charter hire costs	(12,126)	(46,800)	-	(58,926)	-	(58,926)	-	(58,926)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,946)	(11,791)	(761)	(30,498)	-	(30,498)	-	(30,498)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(35,662)	-	(35,676)	-	(35,676)	-	(35,676)
Cost of ship sale	-	-	(29,897)	(29,897)	-	(29,897)	-	(29,897)
Other	(1,024)	334	(6)	(696)	-	(696)	-	(696)
Costs of sales	(93,418)	(172,588)	(27,692)	(293,698)	-	(293,698)	-	(293,698)

Gross profit	66,516	95,875	4,371	166,762	-	166,762	-	166,762

Operating profit	54,904	76,546	2,200	133,650	(14,621)	119,029	5	119,034
Interest income	881	1,085	161	2,127	101	2,228	-	2,228
Interest expense	(7,847)	(8,075)	(1,211)	(17,133)	-	(17,133)	-	(17,133)
Share of losses of joint ventures	-	-	-	-	-	-	(5)	(5)
Income tax benefit	(308)	(426)	(23)	(757)	-	(757)	-	(757)
Profit for the period	47,630	69,130	1,127	117,887	(14,520)	103,367	-	103,367

Reversal of impairment loss recognised on ships	(1,707)	-	-	(1,707)	-	(1,707)	-	(1,707)
Impairment loss on right-of-use asset	-	985	-	985	-	985	-	985
Capital expenditure	5,529	3,812	78	9,419	-	9,419	-	9,419

2021
	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	157,707	292,179	5,372	455,258	-	455,258	-	455,258
Ship sale revenue	-	-	-	-	-	-	-	-
Other	503	78	-	581	-	581	-	581
Total revenue	158,210	292,257	5,372	455,839	-	455,839	-	455,839

Voyage expenses	(27,235)	(69,600)	(129)	(96,964)	-	(96,964)	-	(96,964)
Vessel operating costs	(31,043)	(15,811)	2,896	(43,958)	-	(43,958)	-	(43,958)
Charter hire costs	(11,755)	(63,626)	-	(75,381)	-	(75,381)	-	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(10,474)	(1,668)	(25,866)	-	(25,866)	-	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(34,881)	-	(34,898)	-	(34,898)	-	(34,898)
Cost of ship sale	-	-	-	-	-	-	-	-
Other	(457)	(1,419)	1	(1,875)	-	(1,875)	-	(1,875)
Costs of sales	(84,231)	(195,811)	1,100	(278,942)	-	(278,942)	-	(278,942)

Gross profit	73,979	96,446	6,472	176,897	-	176,897	-	176,897

Operating profit	65,612	78,777	3,616	148,005	(3,379)	144,626	31	144,657
Interest income	7	11	163	181	20	201	-	201
Interest expense	(4,873)	(6,376)	(1,049)	(12,298)	-	(12,298)	-	(12,298)
Share of losses of joint ventures	-	-	-	-	-	-	(31)	(31)
Income tax benefit	3	11	104	118	-	118	-	118
Profit for the period	60,749	72,423	2,834	136,006	(3,359)	132,647	-	132,647

Reversal of impairment loss on owned ships	(3,557)	-	-	(3,557)	-	(3,557)	-	(3,557)
Reversal of impairment loss on right-of-use assets	-	(1,046)	-	(1,046)	-	(1,046)	-	(1,046)
Impairment loss on disposal group	-	-	-	2,551	-	2,551	-	2,551
Impairment of goodwill and intangibles	94	871	-	965	-	965	-	965
Capital expenditure	5,947	26,423	1,134	33,504	-	33,504	-	33,504